INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
INTANGIBLE ASSETS
Amortization of intangibles	$ 26,000	$ 26,000	$ 52,021	$ 52,022
Expected amortization expense
2022	52,000		52,000
2023	104,000		104,000
2024	104,000		104,000
2025	104,000		104,000
2026	104,000		104,000
Thereafter	$ 288,000		$ 288,000